MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) SECTOR ROTATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

           Supplement to Statement of Additional Information - Part II

Effective immediately, the third sentence of the first paragraph under the heading "Management of the Fund" under the caption "Shareholder Servicing Agent" is restated in its entirety as follows:

MFSC may also contract with other affiliated and unaffiliated entities to provide some or all of the services described above.

Effective immediately, item "(2)" under the heading "Shareholder Services" and caption "Group Purchases" is replaced in its entirety with the following:

has a legitimate purpose other than to purchase mutual fund shares at a discount;

Effective January 1, 2007, the disclosure below under the heading "Waivers of Sales Charges" under the caption "General Waivers" is restated in its entirety as follows:

F. Systematic Withdrawals

o Systematic withdrawals with respect to up to 10% per year of the account value (with respect to Class B and Class 529B shares, determined at the time of your first withdrawal under the plan(s) or January 1, 2007, whichever is later and reset annually thereafter and with respect to Class C and Class 529C shares, determined at the time the plan is established).

Effective immediately, the following waiver category is added under the heading "Waivers of Sales Charges" under the captions "3. Waivers for Both MFS Serviced Plans and TA Plans" - "A. Benefit Responsive Waivers":

-------------------------------------------------------- ----------------------------------------------------
                                                                         Sales Charge Waived
-------------------------------------------------------- ----------------------------------------------------
-------------------------------------------------------- ------------- ------------ ------------ ------------
                    Waiver Category                        Class A       Class A      Class B      Class C
                                                             ISC          CDSC         CDSC         CDSC
-------------------------------------------------------- ------------- ------------ ------------ ------------
-------------------------------------------------------- ------------- ------------ ------------ ------------
o        Distribution made from an IRA pursuant to                          o            o            o
         Section 72(t) of the Internal Revenue Code of
         1986, as amended.
-------------------------------------------------------- ------------- ------------ ------------ ------------

Effective immediately, the section under the heading "Portfolio Transactions and Brokerage Commissions" is replaced in its entirety with the following:

For the purposes of this section, all references to the "Adviser" shall include the Sub-Adviser with respect to that portion of the MFS Diversified Income Fund for which the Sub-Adviser provides investment advisory services.

Specific decisions to purchase or sell securities for the Fund are made by persons affiliated with the Adviser. Any such person may serve other clients of the Adviser or any subsidiary of the Adviser in a similar capacity.

In connection with the selection of broker/dealers and the placing of Fund portfolio transactions, the Adviser seeks to achieve for the Fund the best overall price and execution available from brokerage firms, taking account of all factors it deems relevant, including by way of illustration: price; the size of the transaction; the nature of the market for the security; the amount of the commission; the timing and impact of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker/dealer involved; and the quality of services rendered by the broker/dealer in that and other transactions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer, including electronic communication networks, or on a principal basis at net prices without commissions, but which include compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where the Adviser believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Adviser on tender or exchange offers. Such soliciting or dealer fees are, in effect, recaptured by the Funds.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended ("Section 28(e)"), the Adviser may cause the Fund to pay a broker/dealer which provides "brokerage and research services" (as defined by the Securities Exchange Act of 1934, as amended) to the Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker/dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the effecting broker/dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Fund and its other clients. "Commissions," as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules.

Broker/dealers may be willing to furnish statistical, research and other factual information or services ("Research"), for example, investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker/dealers on behalf of the Fund. The Adviser may use brokerage commissions from the Fund's portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.

The advisory fee paid by the Fund to the Adviser is not reduced as a consequence of the Adviser's receipt of Research. To the extent the Fund's portfolio transactions are used to obtain Research, the brokerage commissions paid by the Fund might exceed those that might otherwise be paid for execution only. The Research received may be useful and of value to the Adviser in serving both the Fund and other clients of the Adviser; accordingly, not all of the Research provided by brokers through which the Fund effects securities transactions may be used by the Adviser in connection with the Fund. While the Research is not expected to reduce the expenses of the Adviser, the Adviser would, through the use of the Research, avoid the additional expenses that would be incurred if it attempted to develop comparable information through its own staff.

From time to time, the Adviser prepares a list of broker/dealer firms that have been deemed by the Adviser to provide valuable Research as determined periodically by the investment staff ("Research Firms"), together with a suggested non-binding amount of brokerage commissions ("non-binding target") to be allocated to each Research Firm, subject to certain requirements. All trades with Research Firms will be executed in accordance with the Adviser's obligation to seek best execution for its client accounts. Neither the Adviser nor the Fund has an obligation to any Research Firm if the amount of brokerage commissions paid to the Research Firm is less than the applicable non-binding target. The Adviser reserves the right to pay cash to the Research Firm from its own resources in an amount the Adviser determines in its discretion.

If the Adviser determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), the Adviser will allocate the costs of such service or product accordingly in its reasonable discretion. The Adviser will allocate brokerage commissions to Research Firms only for the portion of the service or product that the Adviser determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

In effecting portfolio transactions on behalf of the Fund and the Adviser's other clients, the Adviser from time to time may instruct the broker/dealer that executes a transaction to allocate, or "step out," a portion of such transaction to another broker/dealer. The broker/dealer to which the Adviser has "stepped out" would then settle and complete the designated portion of the transaction, and the executing broker/dealer would settle and complete the remaining portion of the transaction that has not been "stepped out." Each broker/dealer may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

In certain instances there may be securities that are suitable for the Fund's portfolio as well as for one or more of the other clients of the Adviser or of any subsidiary of the Adviser (or that the Adviser believes should no longer be held by the Fund's portfolio or by other clients of the Adviser or of any subsidiary of the Adviser). It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. Transactions for each client are generally effected independently unless the Adviser determines to purchase or sell the same securities for several clients at approximately the same time. The Adviser may, but is not required to, aggregate together purchases and sales for several clients and will allocate the trades in a fair and equitable manner, across participating clients. The Adviser has adopted policies that are reasonably designed to ensure that when two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. Among other things, these policies prohibit allocations of equity initial public offerings, equity limited offerings or fixed income new issues to, among others: (1) Private Portfolio Management accounts; (2) funds or accounts the beneficial owners of which are principally the Adviser's officers and employees of the Trust or Trustees which are not being offered to the public; and (3) any accounts owned beneficially solely by the Adviser or any direct or indirect subsidiary of the Adviser. However, these policies do not prohibit allocations to Funds or accounts owned beneficially by Sun Life of Canada (U.S.) Financial Services Holdings, Inc., or Sun Life Financial, Inc., or their affiliates other than the Adviser and its direct and indirect subsidiaries. In addition, accounts in which the Adviser or any of its direct or indirect subsidiaries is the sole beneficial owner generally will be allocated investment opportunities (other than with respect to equity initial public offerings, equity limited offerings or fixed income new issues) on the same basis as Funds or other clients of the Adviser in instances in which the account has been established and seeded by the Adviser or the subsidiary with a limited amount of assets to enable the Adviser or the subsidiary to offer the account's investment style to unaffiliated third parties.

It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the Adviser believes that the Fund's ability to participate in volume transactions will produce better executions for the Fund.

Effective  immediately,  the section under the heading  "Appendix D"- "Financial
Intermediary   Compensation"   captioned   "Commissions  and  Distribution  Plan
Payments" is replaced in its entirety with the following:

Class A, Class 529A, and Class J Shares - General Provisions

For purchases of Class A, Class 529A and Class J shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an upfront commission of up to the following amounts:

Equity/Asset Allocation/Total Return Funds

           -------------------------------------------------- -----------------------------------------------
                          Amount of Purchase                      Upfront Commission as a Percentage of
                                                                              Offering Price
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Less than $50,000                                                      5.00%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $50,000 but less than $100,000                                         4.00%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $100,000 but less than $250,000                                        3.00%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $250,000 but less than $500,000                                        2.25%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $500,000 but less than $1,000,000                                      1.75%
           -------------------------------------------------- -----------------------------------------------

Bond Funds

           -------------------------------------------------- -----------------------------------------------
                          Amount of Purchase                      Upfront Commission as a Percentage of
                                                                              Offering Price
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------

           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Less than $50,000                                                      4.00%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $50,000 but less than $100,000                                         3.50%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $100,000 but less than $250,000                                        3.00%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $250,000 but less than $500,000                                        2.25%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $500,000 but less than $1,000,000                                      1.75%
           -------------------------------------------------- -----------------------------------------------


Short-Term Bond Funds

           -------------------------------------------------- -----------------------------------------------
                          Amount of Purchase                      Upfront Commission as a Percentage of
                                                                              Offering Price
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------

           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Less than $50,000                                                      2.25%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $50,000 but less than $100,000                                         2.00%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $100,000 but less than $250,000                                        1.75%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $250,000 but less than $500,000                                        1.50%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           $500,000 but less than $1,000,000                                      1.25%
           -------------------------------------------------- -----------------------------------------------

The difference between the total amount invested and the sum of (a) the net proceeds to the fund and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A, Class 529A and Class J shares of certain specified funds sold by financial intermediaries during a specified sales period. In addition, financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class 529A-Specific Provisions

Except as noted below, for purchases of Class 529A shares on or after April 1, 2007, MFD will generally pay financial intermediaries an upfront commission of up to the following:

           -------------------------------------------------- -----------------------------------------------
                      Cumulative Purchase Amount                  Upfront Commission as a Percentage of
                                                                              Offering Price
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------

           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           On the first $10,000,000 plus                                          0.50%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $10,000,000                                                       0.25%
           -------------------------------------------------- -----------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class 529A shares, at the discretion of MFD, MFD may pay certain financial intermediaries an upfront commission of up to 1% of the amount of Class 529A shares purchased through such financial intermediary instead of the upfront commission described above. In addition, such financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases before April 1, 2007 of Class 529A shares not subject to an initial sales charge, MFD may pay financial intermediaries an upfront commission of up to the following:

           -------------------------------------------------- -----------------------------------------------
                      Cumulative Purchase Amount                  Upfront Commission as a Percentage of
                                                                              Offering Price
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------

           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           On the first $4,000,000 plus                                           1.00%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $4,000,000 to $25,000,000 plus                                    0.50%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $25,000,000                                                       0.25%
           -------------------------------------------------- -----------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases before April 1, 2007 of Class 529A shares by employer sponsored or payroll deduction 529 plans for which there is no initial sales charge or the Class 529A initial sales charge is waived, MFD will generally pay financial intermediaries an upfront commission of up to the following:

           -------------------------------------------------- -----------------------------------------------
                      Cumulative Purchase Amount                  Upfront Commission as a Percentage of
                                                                              Offering Price
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------

           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
                     On the first $25,000,000 plus                                0.50%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
                           Over $25,000,000                                       0.25%
           -------------------------------------------------- -----------------------------------------------

In addition, financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class A-Specific Provisions Effective For Purchases on or After April 1, 2007

Except as noted below, for purchases of Class A shares on or after April 1, 2007, by retirement plans (other than Serviced Plans and plans for which Heritage Trust serves as a trustee) that are held by MFSC at the plan or omnibus level ("Investment-Only Retirement Plans"), MFD will generally pay financial intermediaries no upfront commission, but financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases of Class A shares by Investment-Only Retirement Plans, at the discretion of MFD, MFD may pay certain financial intermediaries an upfront commission of up to 1% of the amount of Class A shares purchased through such financial intermediary instead of the upfront commission described above. In addition, such financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Except as noted below, for purchases of Class A shares on or after April 1, 2007, by accounts other than Investment-Only Retirement Plans and Serviced Plans, MFD will generally pay financial intermediaries an upfront commission of up to the following:

           -------------------------------------------------- -----------------------------------------------
                      Cumulative Purchase Amount                  Upfront Commission as a Percentage of
                                                                              Offering Price
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------

           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           On the first $10,000,000 plus                                          0.50%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $10,000,000                                                       0.25%
           -------------------------------------------------- -----------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Class A-Specific Provisions Effective for Purchases Prior to April 1, 2007

For purchases before April 1, 2007 of Class A shares not subject to an initial sales charge other than by Serviced Plans, MFD may pay financial intermediaries an upfront commission of up to the following:

           -------------------------------------------------- -----------------------------------------------
                      Cumulative Purchase Amount                  Upfront Commission as a Percentage of
                                                                              Offering Price
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------

           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           On the first $4,000,000 plus                                           1.00%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $4,000,000 to $25,000,000 plus                                    0.50%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $25,000,000                                                       0.25%
           -------------------------------------------------- -----------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases prior to April 1, 2007 of Class A shares by Serviced Plans prior to April 1, 2001 (including sales to plans for which account establishment paperwork was received in good order by MFD on or prior to March 31, 2001), for which the initial sales charge is waived, MFD will generally pay financial intermediaries an upfront commission of up to the following:

           -------------------------------------------------- -----------------------------------------------
                      Cumulative Purchase Amount                  Upfront Commission as a Percentage of
                                                                              Offering Price
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------

           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           On the first $2,000,000 plus                                           1.00%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $2,000,000 to $3,000,000 plus                                     0.80%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $3,000,000 to $50,000,000 plus                                    0.50%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $50,000,000                                                       0.25%
           -------------------------------------------------- -----------------------------------------------

Except for Serviced Plans described below, for purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's new investment in Class A shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchase).

In the case of Serviced Plans whose account establishment paperwork was received in good order after December 31, 1999, purchases prior to April 1, 2007 will be aggregated as described above but the cumulative purchase amount will not be re-set after the date of the first such purchase.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases prior to April 1, 2007 of Class A shares by Serviced Plans on or after April 1, 2001 (including, sales to plans for which account establishment paperwork was received in good order by MFD on or after April 1, 2001), for which the initial sales charge is waived, MFD will generally pay financial intermediaries an upfront commission of up to the following:

           -------------------------------------------------- -----------------------------------------------
                      Cumulative Purchase Amount                  Upfront Commission as a Percentage of
                                                                              Offering Price
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------

           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           On the first $4,000,000 plus                                           1.00%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $4,000,000 to $25,000,000 plus                                    0.50%
           -------------------------------------------------- -----------------------------------------------
           -------------------------------------------------- -----------------------------------------------
           Over $25,000,000                                                       0.25%
           -------------------------------------------------- -----------------------------------------------

For purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's investment in Class A shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over an initial 12 month period commencing from the date of the first purchase.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase except for purchases by Serviced Plans that trade through Princeton Retirement Group for which financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class B and Class 529B Shares

Except as noted below, for purchases of Class B and Class 529B shares, MFD will generally pay an upfront commission to financial intermediaries of up to 3.75% of the amount purchased through such financial intermediaries. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B and Class 529B shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B shares by a Serviced Plan for which account establishment paperwork was received in good order by MFD between July 1, 1996 and December 31, 1998, MFD will generally pay an upfront commission to financial intermediaries equal to 2.75% of the amount of Class B shares purchased through such financial intermediary. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B shares by a Serviced Plan which established its account with MFSC between January 1, 1999, and December 31, 2002 (i.e., plan establishment paperwork is received by MFSC in good order by December 31, 2002) and certain other retirement plans as determined by MFD from time to time, MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to 1% annually of the average daily net assets of the class attributable to plan assets (of which 0.25% consists of the Distribution Plan service fee). This commission structure is not available with respect to a plan with a pre-existing account(s) with any MFS fund which seeks to switch to the MFS Recordkeeper Plus product.

Class C and Class 529C Shares

Except as noted below, for purchases of Class C and Class 529C shares, MFD will generally pay an upfront commission to financial intermediaries of up to 1% of the amount of Class C and Class 529C shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan distribution fee payment of up to 0.75% and some or all of the Distribution Plan service fee payment of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class C shares by Serviced Plans established between January 1, 2003 and March 31, 2005 (i.e., plan establishment paperwork is received by MFSC in good order on or after January 1, 2003), MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to 1% annually of the average daily net assets of the class attributable to plan assets (of which 0.25% consists of the Distribution Plan service fee).

For purchases of Class C shares by an Alliance Plan, MFD will pay upfront commissions or asset-based compensation to financial intermediaries under either option discussed above, at the financial intermediary's discretion.

Class R, Class R1, Class R2, Class R3 and Class R4 Shares

Except as noted below, for purchases of the following R share classes, MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to the following rates annually of the average daily net assets of the fund attributable to plan assets (of which up to 0.25% consists of the Distribution Plan service fee), as follows:

              --------------------------------------------- -------------------------------------------------
                                 Class                                        Annual Rate
              --------------------------------------------- -------------------------------------------------
              --------------------------------------------- -------------------------------------------------
              Class R1                                                           0.75%
              --------------------------------------------- -------------------------------------------------
              --------------------------------------------- -------------------------------------------------
              Class R, Class R2, Class R3                                        0.50%
              --------------------------------------------- -------------------------------------------------
              --------------------------------------------- -------------------------------------------------
              Class R4                                                           0.25%
              --------------------------------------------- -------------------------------------------------

In addition, MFD may pay financial intermediaries who sell Class R4 shares an upfront commission of up to 0.25% of up to $25 million of a Serviced Plan's initial investment. MFD generally will not pay financial intermediaries receiving this upfront commission an upfront commission with respect to any subsequent sale of Class R4 shares (subject to MFD waiving this limitation from time to time).

For purchases of Class R shares prior to April 1, 2007 by a Serviced Plan whose account establishment paperwork was received in good order between December 31, 2002 and March 31, 2005, MFD will generally pay financial intermediaries an upfront commission of up to the following:

              --------------------------------------------- -------------------------------------------------
                       Cumulative Purchase Amount            Upfront Commission as a Percentage of Offering
                                                                                 Price
              --------------------------------------------- -------------------------------------------------
              --------------------------------------------- -------------------------------------------------

              --------------------------------------------- -------------------------------------------------
              --------------------------------------------- -------------------------------------------------
              On the first $4,000,000 plus                                       1.00%
              --------------------------------------------- -------------------------------------------------
              --------------------------------------------- -------------------------------------------------
              Over $4,000,000 to $25,000,000 plus                                0.50%
              --------------------------------------------- -------------------------------------------------
              --------------------------------------------- -------------------------------------------------
              Over $25,000,000                                                   0.25%
              --------------------------------------------- -------------------------------------------------

For purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's investment in Class R shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over an initial 12 month period commencing from the date of the first such purchase.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.50% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class R shares prior to April 1, 2007 by an Alliance Plan whose account establishment paperwork was received in good order between December 31, 2002 and March 31, 2005, MFD will generally pay financial intermediaries an upfront commission of up to 0.60% of the amount of Class R shares purchased through such financial intermediary.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.50% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Effective immediately, the following is inserted between the section entitled "Administrator" and the section entitled "Shareholder Servicing Agent" under main heading "II. MANAGEMENT OF THE FUND":

Custodian

State Street Bank and Trust Company, with a place of business at 225 Franklin Street, Boston, MA 02110, currently serves as the custodian of the assets of each Fund (the "custodian"). The custodian is responsible for safekeeping and controlling each Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on each Fund's investments, serving as each Fund's foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts for each Fund, and calculating the daily net asset value of each class of shares of each Fund. Each Fund may invest in securities of the custodian and may deal with the custodian as principal in securities transactions.

It is anticipated that on or before the day following the fiscal year-end for the following Funds, JPMorgan Chase Bank, with a place of business at One Chase Manhattan Plaza, New York, NY 10081, will begin serving as custodian of the assets of the following Funds:

                                MFS(R) BOND FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                          MFS(R) EMERGING GROWTH FUND
                    MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT SECURITIES FUND
                            MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                          MFS(R) LIMITED MATURITY FUND
                       MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                           MFS(R) RESEARCH BOND FUND
                          MFS(R) RESEARCH BOND FUND J
                         MFS(R) MUNICIPAL STATE FUNDS:
                        AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

JP Morgan Chase Bank will be responsible for safekeeping and controlling each such Fund's cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on each such Fund's investments, serving as each such Fund's foreign custody manager, and providing reports on foreign securities depositaries. An affiliate of JP Morgan Chase Bank, JPMorgan Investor Services Company, with a place of business at 73 Tremont Street, Boston, MA 02108, will be responsible for maintaining books of original entry and other required books and accounts for each such Fund and calculating the daily net asset value of each class of shares of each such Fund. Each such Fund may invest in securities of JP Morgan Chase Bank and its affiliates, and may deal with JP Morgan Chase Bank and its affiliates as principal in securities transactions.

Each Fund has an expense offset arrangement that reduces each Fund's custodian fee based upon the amount of cash maintained by each Fund with its custodian.

Effective immediately, all references to "MFS Serviced Plans" are replaced by "Serviced Plans" in the Statement of Additional Information Part II.

                The date of this Supplement is November 13, 2006